Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Loans

Note 5:    Loans

The following is a summary of the balances of loans:

(Dollars in thousands)	September 30, 2016	December 31, 2015
Mortgage loans on real estate:
Construction, Land and Land Development	$41,530	$42,129
Farmland	1,051	1,030
Commercial Mortgages (Non-Owner Occupied)	29,131	29,086
Commercial Mortgages (Owner Occupied)	45,504	43,956
Residential First Mortgages	185,373	164,405
Residential Revolving and Junior Mortgages	25,389	26,497
Commercial and Industrial loans	36,596	35,104
Consumer Loans	3,615	5,015

Total loans	368,189	347,222
Net unamortized deferred loan costs	374	324
Allowance for loan losses	(3,741)	(4,223)

Loans, net	$364,822	$343,323

The recorded investment in past due and non-accruing loans is shown in the following table. A loan past due by more than 90 days is generally placed on nonaccrual unless it is both well secured and in the process of collection.

(Dollars in thousands) Loans Past Due and Nonaccruals September 30, 2016	30-89 Days Past Due	90 Days or More Past Due and Still Accruing	Nonaccruals	Total Past Due and Nonaccruals	Current	Total Loans
Construction, Land and Land Development	$62	$67	$627	$756	$40,774	$41,530
Farmland	—	—	—	—	1,051	1,051
Commercial Mortgages (Non-Owner Occupied)	—	—	—	—	29,131	29,131
Commercial Mortgages (Owner Occupied)	294	100	1,650	2,044	43,460	45,504
Residential First Mortgages	860	—	2,276	3,136	182,237	185,373
Residential Revolving and Junior Mortgages	12	—	213	225	25,164	25,389
Commercial and Industrial	19	11	92	122	36,474	36,596
Consumer Loans	—	—	—	—	3,615	3,615

Total	$1,247	$178	$4,858	$6,283	$361,906	$368,189

Loans Past Due and Nonaccruals December 31, 2015	30-89 Days Past Due	90 Days or More Past Due and Still Accruing	Nonaccruals	Total Past Due and Nonaccruals	Current	Total Loans
Construction, Land and Land Development	$93	$—	$672	$765	$41,364	$42,129
Farmland	—	—	—	—	1,030	1,030
Commercial Mortgages (Non-Owner Occupied)	264	—	—	264	28,822	29,086
Commercial Mortgages (Owner Occupied)	133	—	2,350	2,483	41,473	43,956
Residential First Mortgages	1,304	—	2,841	4,145	160,260	164,405
Residential Revolving and Junior Mortgages	70	—	277	347	26,150	26,497
Commercial and Industrial	10	—	285	295	34,809	35,104
Consumer Loans	32	11	8	51	4,964	5,015

Total	$1,906	$11	$6,433	$8,350	$338,872	$347,222

In July 2016, the Bank sold its VISA loan portfolio to an unaffiliated third party, recognizing a gain of $150 thousand on sale.

Note 5. Loans

The following is a summary of the balances of loans:

(Dollars in thousands)	December 31, 2015	December 31, 2014
Mortgage loans on real estate:
Construction, Land and Land Development	$42,129	$43,048
Farmland	1,030	1,128
Commercial Mortgages (Non-Owner Occupied)	29,086	20,534
Commercial Mortgages (Owner Occupied)	43,956	33,326
Residential First Mortgages	164,405	135,267
Residential Revolving and Junior Mortgages	26,497	25,400
Commercial and Industrial loans	35,104	34,002
Consumer Loans	5,015	5,349

Total loans	347,222	298,054
Net unamortized deferred loan costs	324	393
Allowance for loan losses	(4,223)	(3,205)

Loans, net	$343,323	$295,242

The recorded investment in past due and non-accruing loans is shown in the following table. A loan past due by 90 days or more is generally placed on nonaccrual, unless it is both well secured and in the process of collection.

		90 Days or
	30-89	More Past		Total Past
(Dollars in thousands)	Days	Due and		Due and		Total
December 31, 2015	Past Due	Still Accruing	Nonaccruals	Nonaccruals	Current	Loans
Mortgage Loans on Real Estate:
Construction, Land and Land Development	$93	$—	$672	$765	$41,364	$42,129
Farmland	—	—	—	—	1,030	1,030
Commercial Mortgages (Non-Owner Occupied)	264	—	—	264	28,822	29,086
Commercial Mortgages (Owner Occupied)	133	—	2,350	2,483	41,473	43,956
Residential First Mortgages	1,304	—	2,841	4,145	160,260	164,405
Residential Revolving and Junior Mortgages	70	—	277	347	26,150	26,497
Commercial and Industrial	10	—	285	295	34,809	35,104
Consumer Loans	32	11	8	51	4,964	5,015

Total	$1,906	$11	$6,433	$8,350	$338,872	$347,222

		90 Days or
	30-89	More Past		Total Past
	Days	Due and		Due and		Total
December 31, 2014	Past Due	Still Accruing	Nonaccruals	Nonaccruals	Current	Loans
Mortgage Loans on Real Estate:
Construction, Land and Land Development	$64	$—	$669	$733	$42,315	$43,048
Farmland	—	—	—	—	1,128	1,128
Commercial Mortgages (Non-Owner Occupied)	—	—	—	—	20,534	20,534
Commercial Mortgages (Owner Occupied)	—	—	566	566	32,760	33,326
Residential First Mortgages	1,270	—	359	1,629	133,638	135,267
Residential Revolving and Junior Mortgages	6	—	31	37	25,363	25,400
Commercial and Industrial	96	—	228	324	33,678	34,002
Consumer Loans	66	14	101	181	5,168	5,349

Total	$1,502	$14	$1,954	$3,470	$294,584	$298,054